UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Gibson Capital Management, Ltd.
Address:       6600 Brooktree Court, Suite 2200
                        Wexford, PA  15090


13F File Number: 28-12998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Brenda S. Gibson
Title:               CEO/CCO
Phone:          724-934-3200

Signature, Place, and Date of Signing:
Brenda S. Gibson    Wexford, PA             July 16, 2008

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934
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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 11

Form 13F Information Table Value Total: 133,255 (x$1000)

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ISSUER     TTL OF CLS    CUSIP          VALUE     SH/       SH or    PT/   INV    OTH          VTNG    AUTH
                                        (x$1000)  PR       PR AMT    CL    DSC    MGRS      SLE    SHRD   NON
FST CM FL  COM           319829107      99        SH       10,643          SOLE    NONE      10,643    0        0
ISHS TR    US TPS FD     464287176      14,089    SH      130,633          SOLE    NONE     124,997    0    5,636
ISHS TR    RS 1000VL     464287598      549       SH        7,945          SOLE    NONE       7,355    0      590
ISHS TR    RS 3000VL     464287663      11,047    SH      123,274          SOLE    NONE     123,274    0        0
ISHS TR    RS 3000VL     464287689      331       SH        4,421          SOLE    NONE       4,421    0        0
ISHS TR    KLD400 IDX    464288570      2,791     SH       61,710          SOLE    NONE      28,990    0   32,720
PEPSIC     COM           713448108      642       SH       10,090          SOLE    NONE       9,990    0      100
UTD BKS    COM           909907107      218       SH        9,520          SOLE    NONE           0    0    9,520
VGD FDS    STK MKT ETF   922908769      95,661    SH    1,492,611          SOLE    NONE   1,471,479    0   21,132
SPR FDS    DJ ITL REAL   78463X863      1,669     SH        5,554          SOLE    NONE      35,554    0        0
SPR  TR    DJ REIT ETF   78464A607      6,160     SH       94,096          SOLE    NONE      94,096    0        0
